Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of lease expense
March 31, 2023
Operating lease cost	$413,445

Weighted Average Remaining Lease Term (Months)
Operating leases	26

Weighted Average Discount Rate
Operating leases	4.75%

Schedule of Maturities of lease liabilities
Twelve months ending March 31,
2024	$213,482
2025	170,067
2026	38,652
Total Lease Payments	422,201
Less Imputed Interest	(8,756)
Total	$413,445